UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/10

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund

-Dreyfus/The Boston Company International Core Equity Fund

-Dreyfus/The Boston Company Large Cap Core Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small/Mid Growth Fund

-Dreyfus/Standish Intermediate Tax Exempt Bond Fund

-Dreyfus/Newton International Equity Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
December 31, 2010 (Unaudited)

Common Stocks--86.8%	Shares		Value ($)
Brazil--4.9%
Banco do Brasil	10,600		200,634
Fleury	10,900		174,991
Gafisa	16,800		121,851
Obrascon Huarte Lain Brasil	2,300		83,119
Porto Seguro	5,000	a	85,241
Rossi Residencial	16,800		149,682
			815,518
China--7.7%
China Construction Bank, Cl. H	340,000		304,884
China Petroleum & Chemical, Cl. H	254,000		243,125
China Vanadium Titano-Magnetite Mining	249,000	a	118,529
Great Wall Motor, Cl. H	57,500		177,542
Industrial & Commercial Bank of China, Cl. H	230,000		171,328
Mongolian Mining	104,000		121,356
Weichai Power, Cl. H	13,000		80,029
Zhejiang Expressway, Cl. H	66,000		65,042
			1,281,835
Hong Kong--8.0%
China Agri-Industries Holdings	190,481		216,144
China Minsheng Bank, Cl. H	169,500		145,015
China Mobile	42,500		422,113
CNOOC	117,000		277,568
Guangdong Investment	150,000		77,192
Hutchison Whampoa	8,000		82,338
Tianjin Development Holdings	124,000	a	117,574
			1,337,944
Hungary--1.7%
MOL Hungarian Oil and Gas	1,690	a	168,873
OTP Bank	4,920	a	118,710
			287,583
India--10.4%
Apollo Tyres	82,250		122,690
Balrampur Chini Mills	63,470		124,910
Bank of Baroda	7,510		150,570
Chambal Fertilizers & Chemicals	68,940		139,221
Oil & Natural Gas	4,070		117,726
Oriental Bank Of Commerce	15,663		142,041
Sintex Industries	41,730		170,084
SpiceJet	99,620	a	180,236
Tata Consultancy Services	10,170		264,979
Tata Motors	8,820		257,667
Welspun	18,200		69,031
			1,739,155
Indonesia--2.0%
Astra International	22,500		136,224

Bank Mandiri	125,500		90,538
Indofood Sukses Makmur	209,000		113,083
			339,845
Malaysia--3.4%
AMMB Holdings	69,500		158,451
Axiata Group	80,800	a	124,469
Hong Leong Bank	19,800		59,076
KNM Group	108,500	a	99,932
Tenaga Nasional	46,300		125,679
			567,607
Mexico--2.5%
America Movil, ADR, Ser. L	4,020		230,507
Fomento Economico Mexicano, ADR	3,240		181,181
			411,688
Poland--.8%
KGHM Polska Miedz	2,230		130,317
Russia--6.0%
Gazprom, ADR	15,520		391,880
LUKOIL, ADR	5,750		324,875
Magnitogorsk Iron & Steel Works, GDR	5,030	b,c	73,186
MMC Norilsk Nickel, ADR	8,532	d	201,952
			991,893
South Africa--6.6%
African Rainbow Minerals	3,850		122,791
Aveng	24,860		163,217
FirstRand	47,580		140,916
Gold Fields	6,450		118,083
MTN Group	16,744		341,667
Sasol	3,920		206,060
			1,092,734
South Korea--15.3%
Busan Bank	5,640		71,314
Chong Kun Dang Pharmaceutical	2,320		46,200
Daegu Bank	5,150		70,790
Daehan Steel	4,690		38,598
Hana Financial Group	2,200		83,937
Hyosung	1,403		131,041
Hyundai Mipo Dockyard	906		178,821
Hyundai Mobis	1,284		321,877
Korea Electric Power	3,780	a	100,587
KT	3,090		125,925
Kukdo Chemical	1,400		64,023
POSCO	261		111,998
Samsung Electronics	703		587,846
Shinhan Financial Group	2,840		132,378
SK Energy	864		147,692
SK Holdings	846		103,989
Woori Finance Holdings	4,780		65,283
Youngone	8,316		77,305
Youngone Holdings	2,594		83,770
			2,543,374
Taiwan--10.1%

Advanced Semiconductor Engineering	88,892		102,897
Asia Cement	53,168		58,809
Chroma Ate	21,000		62,734
Chunghwa Telecom	29,000		73,702
CTCI	115,000		128,582
Fubon Financial Holding	116,195		159,409
HON HAI Precision Industry	55,240		222,616
HTC	8,300		256,204
Powertech Technology	38,500		128,085
Taishin Financial Holdings	233,463	a	138,125
Taiwan Semiconductor Manufacturing, ADR	27,559		345,590
			1,676,753
Thailand--2.4%
Asian Property Development	459,900		84,925
Bangchak Petroleum	156,700		93,372
Banpu	3,600		86,483
Kasikornbank	30,900		128,251
			393,031
Turkey--4.1%
Arcelik	17,860		90,225
Haci Omer Sabanci Holding	21,587		100,665
KOC Holding	25,780		125,561
Turk Telekomunikasyon	32,030		134,841
Turkiye Halk Bankasi	13,800		117,085
Turkiye Is Bankasi, Cl. C	34,421		122,614
			690,991
United States--.9%
AsiaInfo-Linkage	4,740	a,d	78,542
iShares MSCI Emerging Markets Index Fund	1,620		77,177
			155,719
Total Common Stocks
(cost $10,825,829)			14,455,987

Preferred Stocks--12.4%	Shares		Value ($)
Brazil
Banco Bradesco	16,575		326,008
Banco Bradesco, Rights	274	a	1,418
Banco do Estado do Rio Grande do Sul	14,100		149,919
Bradespar	5,500		143,530
Cia de Bebidas das Americas	5,500		167,385
Cia Paranaense de Energia, Cl. B	9,700		242,500
Itau Unibanco Holding	9,524		228,289
Petroleo Brasileiro	14,100		231,801
Usinas Siderurgicas de Minas Gerais, Cl. A	4,350		50,156
Vale, Cl. A	17,900		522,982
Total Preferred Stocks
(cost $1,218,478)			2,063,988

Other Investment--.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $9,493)	9,493	[e]	9,493

Investment of Cash Collateral for Securities Loaned--1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $253,573)	253,573[e]	253,573
Total Investments (cost $12,307,373)	100.8%	16,783,041
Liabilities, Less Cash and Receivables	(.8%)	(129,783)
Net Assets	100.0%	16,653,258

ADR - American Depository Receipts

GDR - Global Depository Receipts

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Trustees. At December 31, 2010, the value of this security amounted to $73,186 or 0.4% of net assets.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, this security had a market value of $73,186 or 0.4% of net assets.
d	Security, or portion thereof, on loan. At December 31, 2010, the market value of the fund's securities on loan was
$251,995 and the market value of the collateral held by the fund was $253,573.
e	Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $12,307,373. Net unrealized appreciation on investments was $4,475,668 of which $4,661,003 related to appreciated investment securities and $185,335 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.6
Energy	14.3
Materials	13.3
Information Technology	12.3
Industrial	10.4
Telecommunication Services	8.7
Consumer Discretionary	7.7
Consumer Staples	4.8
Utilities	3.3
Money Market Investments	1.6
Health Care	1.3
Exchange Traded Funds	.5
100.8

† Based on net assets.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	16,369,612	73,186	-	16,442,798
Mutual Funds/Exchange Traded Funds	340,243	-	-	340,243

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

+ See Statement of Investments for additional detailed categorizations.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company International Core Equity Fund
December 31, 2010 (Unaudited)

Common Stocks--85.5%	Shares		Value ($)
Australia--6.6%
Atlas Iron	24,840	a	74,949
Australia & New Zealand Banking Group	3,200		76,424
BHP Billiton	2,243		103,810
Coca-Cola Amatil	13,920		154,618
Commonwealth Bank of Australia	2,450		127,222
Dexus Property Group	109,450		88,996
Macquarie Group	1,470		55,645
Stockland	21,030		77,434
Westfield Group	8,186		80,210
Westfield Retail Trust	8,742		22,979
			862,287
Austria--1.0%
Erste Group Bank	2,678		125,753
Denmark--1.6%
Carlsberg, Cl. B	980		98,122
Pandora	1,741		104,871
			202,993
Finland--1.2%
Fortum	2,000		60,214
Sampo, Cl. A	3,730		99,938
			160,152
France--9.7%
ArcelorMittal	1,570		59,541
BNP Paribas	2,870		182,594
France Telecom	7,490		156,090
GDF Suez	3,503		125,687
Legrand	1,400		57,014
Rhodia	3,490		115,427

Sanofi-Aventis	2,418		154,613
Societe Generale	3,030		162,851
Total	3,800		201,342
Valeo	900	a	51,072
			1,266,231
Germany--3.6%
BASF	1,190		94,935
Lanxess	1,010		79,766
Metro	2,600		187,201
SAP	2,150		109,464
			471,366
Hong Kong--.4%
Hongkong Land Holdings	8,000		57,760
Ireland--1.1%
CRH	3,165		66,190
Dragon Oil	9,600	a	80,524
			146,714
Italy--1.0%
Enel	24,910		124,495
Japan--18.6%
Asahi Kasei	11,000		71,807
Canon	3,000		155,561
Central Japan Railway	18		150,757
Daihatsu Motor	7,000		107,427
Daito Trust Construction	1,100		75,329
Hino Motors	7,000		37,936
Hitachi	40,000		213,327
Honda Motor	3,500		138,595
JFE Holdings	1,200		41,798
Kaneka	8,000		55,475
Keihin	4,600		103,683
Lawson	1,400		69,233
Makita	2,400		98,140
Miraca Holdings	2,300		92,635

Mitsubishi	5,400		146,190
Mitsubishi Gas Chemical	8,000		56,854
Mitsubishi UFJ Financial Group	15,000		81,106
NTN	11,000		58,394
SMC	700		119,929
Softbank	2,400		83,094
Sumitomo Mitsui Financial Group	2,700		96,174
Sumitomo Trust & Banking	7,000		44,143
Tokyo Gas	18,000		79,813
Toyo Suisan Kaisha	5,000		111,282
Yahoo! Japan	152		58,973
Yamada Denki	1,120		76,423
			2,424,078
Luxembourg--.9%
L'Occitane International	19,750		54,630
Millicom International Cellular, SDR	670		64,354
			118,984
Netherlands--2.8%
ING Groep	12,810	a	124,620
Koninklijke Ahold	4,420		58,332
Koninklijke Philips Electronics	3,640		111,487
Unilever	2,050		63,829
			358,268
Norway--2.3%
Subsea 7	2,070	a	53,669
Telenor	8,400		136,472
TGS Nopec Geophysical	4,800		108,174
			298,315
Spain--3.3%
Amadeus IT Holding, Cl. A	2,360		49,450
Banco Bilbao Vizcaya Argentaria	11,230		113,451
Banco Santander	24,780		262,526
			425,427
Sweden--3.3%

Atlas Copco, Cl. A	5,280		133,224
Electrolux, Ser. B	3,600		102,235
Sandvik	5,100		99,412
Volvo, Cl. B	5,080	a	89,505
			424,376
Switzerland--6.4%
Adecco	1,470		96,297
Credit Suisse Group	2,710		109,183
Nestle	2,759		161,556
Roche Holding	964		141,249
Sulzer	567		86,414
Transocean	1,580	a	108,234
Zurich Financial Services	480		124,338
			827,271
United Kingdom--18.7%
Barclays	29,870		121,850
British American Tobacco	4,830		185,511
British Land	8,550		69,917
BT Group	18,720		52,769
Compass Group	8,510		77,086
Cookson Group	6,016	a	61,764
Eurasian Natural Resources	6,110		99,833
GlaxoSmithKline	14,210		274,718
HSBC Holdings	11,680		118,566
IMI	5,930		87,369
Imperial Tobacco Group	2,550		78,241
Kingfisher	26,030		106,896
Legal & General Group	36,840		55,570
Old Mutual	36,560		70,167
Rio Tinto	2,920		204,250
Royal Dutch Shell, Cl. B	9,450		311,611
Smith & Nephew	8,920		94,081
Thomas Cook Group	36,200		107,065
Unilever	5,860		179,345

WPP	6,030		74,223
			2,430,832
United States--3.0%
iShares MSCI EAFE Index Fund	5,370		312,641
Transocean	1,050	a	72,986
			385,627
Total Common Stocks
(cost $8,854,494)			11,110,929

Preferred Stocks--2.2%	Shares		Value ($)
Germany
ProSieben Sat.1 Media	2,220		66,749
Volkswagen	1,370		222,252
Total Preferred Stocks
(cost $171,245)			289,001
Total Investments (cost $9,025,739)	87.70%		11,399,930
Cash and Receivables (Net)	12.3%		1,593,041
Net Assets	100.0%		12,992,971

SDR-Swedish Depository Receipts

a Non-income producing security.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $9,025,739. Net unrealized appreciation on investments was $2,374,191 of which $2,554,821 related to appreciated investment securities and $180,630 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	20.2
Industrial	11.0
Consumer Discretionary	10.7
Consumer Staples	10.4
Materials	8.7

Energy	7.2
Health Care	5.8
Information Technology	4.5
Telecommunication Services	3.8
Utilities	3.0
Exchange Traded Funds	2.4
87.7

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	72,986	-	-	72,986
Equity Securities - Foreign+	11,014,303	-	-	11,014,303
Exchange Traded Funds	312,641	-	-	312,641
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(258)	-	(258)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

At December 31, 2010 the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Depreciation ($)
Sales:
Swiss Franc,
Expiring 1/3/2011	49,146	52,304	52,562	(258)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Large Cap Core Fund
December 31, 2010 (Unaudited)

Common Stocks--100.0%	Shares		Value ($)
Consumer Discretionary--13.4%
Autoliv	3,030		239,188
Carnival	7,090		326,920
DIRECTV, Cl. A	9,220	a	368,155
Ford Motor	17,830	a	299,366
General Motors	4,585		169,003
Mattel	14,730		374,584
Newell Rubbermaid	34,130		620,483
News, Cl. A	39,620		576,867
Omnicom Group	3,670		168,086
Stanley Black & Decker	2,500		167,175
Target	11,500		691,495
Time Warner	9,520		306,258
			4,307,580
Consumer Staples--8.5%
Clorox	2,680		169,590
Energizer Holdings	3,080	a	224,532
Nestle, ADR	6,800		399,976
PepsiCo	11,200		731,696
Philip Morris International	10,180		595,835
Unilever, ADR	20,240		625,011
			2,746,640
Energy--13.6%
Alpha Natural Resources	3,560	a	213,707
Anadarko Petroleum	5,160		392,986
Apache	2,800		333,844
Cameron International	3,190	a	161,829
Chevron	9,032		824,170
ENSCO, ADR	6,040		322,415
Halliburton	8,260		337,256
Hess	7,460		570,988

Newfield Exploration	5,490	a	395,884
Occidental Petroleum	6,300		618,030
Valero Energy	9,540		220,565
			4,391,674
Exchange Traded Funds--.5%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	1,280		160,960
Financial--15.5%
American Express	11,760		504,739
Bank of America	52,540		700,884
Capital One Financial	12,980		552,429
Citigroup	168,720	a	798,046
Comerica	6,280		265,267
Genworth Financial, Cl. A	26,190	a	344,137
JPMorgan Chase & Co.	7,130		302,455
Lincoln National	15,510		431,333
MetLife	7,200		319,968
Wells Fargo & Co.	24,820		769,172
			4,988,430
Health Care--12.3%
Allscripts Healthcare Solutions	11,730	a	226,037
AmerisourceBergen	13,250		452,090
Amylin Pharmaceuticals	16,270	a	239,332
CIGNA	9,020		330,673
Covidien	6,367		290,717
Dendreon	3,730	a	130,252
Emergency Medical Services, Cl. A	2,810	a	181,554
Gilead Sciences	6,010	a	217,802
Hospira	3,670	a	204,382
Human Genome Sciences	12,690	a	303,164
Pfizer	58,880		1,030,989
St. Jude Medical	3,650	a	156,038
Zimmer Holdings	3,670	a	197,006
			3,960,036
Industrial--10.2%
Caterpillar	6,200		580,692
Cummins	2,980		327,830
Dover	7,260		424,347

General Electric	12,800		234,112
Ingersoll-Rand	9,650		454,418
Norfolk Southern	4,560		286,459
Raytheon	7,280		337,355
Textron	11,790		278,716
Thomas & Betts	3,590	a	173,397
Tyco International	4,567		189,256
			3,286,582
Materials--1.6%
CF Industries Holdings	1,150		155,422
E.I. du Pont de Nemours & Co.	7,430		370,608
			526,030
Technology--18.7%
Amazon.com	1,830	a	329,400
Apple	3,610	a	1,164,442
BMC Software	7,550	a	355,907
EMC	12,310	a	281,899
Google, Cl. A	960	a	570,211
Informatica	5,400	a	237,762
International Business Machines	5,360		786,634
Microsoft	9,940		277,525
Motorola	20,820	a	188,837
NetApp	3,210	a	176,422
Oracle	22,500		704,250
QUALCOMM	10,780		533,502
Teradata	4,421	a	181,968
Western Digital	6,510	a	220,689
			6,009,448
Telecommunication Services--2.5%
AT&T	27,170		798,255
Utilities--3.2%
American Electric Power	5,190		186,736
Entergy	3,710		262,779
NextEra Energy	4,420		229,796
Public Service Enterprise Group	11,030		350,864
			1,030,175
Total Common Stocks
(cost $26,667,812)			32,205,810

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,905)	7,905[b]	7,905
Total Investments (cost $26,675,717)	100.0%	32,213,715
Liabilities, Less Cash and Receivables	(.0%)	(4,400)
Net Assets	100.0%	32,209,315

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $26,675,717. Net unrealized appreciation on investments was $5,537,998 of which $6,051,720 related to appreciated investment securities and $513,722 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 - Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	30,458,260	-	-	30,458,260
Equity Securities - Foreign+	1,586,590	-	-	1,586,590
Mutual Funds/Exchange Traded Funds	168,865	-	-	168,865

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2010 (Unaudited)

Common Stocks--98.5%	Value ($)
Consumer Discretionary--12.5%
99 Cents Only Stores	1,553,991
Aaron's	2,180,099
Cato, Cl. A	249,431
Cheesecake Factory	1,523,802
Citi Trends	1,888,140
Jarden	1,487,934
JOS. A. Bank Clothiers	1,649,290
Lions Gate Entertainment	1,777,425
P.F. Chang's China Bistro	1,500,322
Papa John's International	152,627
Tractor Supply	2,178,171
Ulta Salon, Cosmetics & Fragrance	1,773,780
VistaPrint	2,413,620
Vitamin Shoppe	3,023,900
Warnaco Group	3,147,251
WMS Industries	1,769,789
28,269,572
Consumer Staples--3.5%
Casey's General Stores	2,288,738
Inter Parfums	1,727,791
Nu Skin Enterprises, Cl. A	1,497,567
United Natural Foods	2,389,702
7,903,798
Energy--5.3%
Brigham Exploration	1,313,513
Dril-Quip	1,126,940
Gulfport Energy	3,525,703
Northern Oil and Gas	1,727,563
Oil States International	3,942,817
Pioneer Drilling	422,263
12,058,799
Exchange Traded Funds--3.2%
iShares Russell 2000 Growth Index Fund	7,247,992

Financial--9.5%
Arch Capital Group	1,702,006
Dime Community Bancshares	1,536,619
Hatteras Financial	2,098,316
Hersha Hospitality Trust	2,281,422
MarketAxess Holdings	1,899,745
MFA Financial	2,099,568
Portfolio Recovery Associates	3,182,464
Resolute Energy	864,641
Signature Bank	2,613,500
Sterling Bancshares	1,980,693
World Acceptance	1,113,024
21,371,998

Health Care--19.2%
Alexion Pharmaceuticals	2,045,164
Allscripts Healthcare Solutions	1,619,065
Amylin Pharmaceuticals	1,734,162
Analogic	2,062,091
Catalyst Health Solutions	1,807,531
Centene	1,398,008
Chemed	1,584,574
Cooper	4,062,114
Emergency Medical Services, Cl. A	1,666,809
HeartWare International	983,411
MAP Pharmaceuticals	2,035,919
Medicis Pharmaceutical, Cl. A	1,340,304
Mednax	1,281,874
Nektar Therapeutics	1,682,836
PerkinElmer	2,248,664
Pharmasset	1,500,250
PSS World Medical	1,027,848
RehabCare Group	1,613,022
Salix Pharmaceuticals	3,153,364
SXC Health Solutions	2,337,584
Theravance	1,130,657
Thermo Fisher Scientific	1,853,453
United Therapeutics	1,171,467
Volcano	1,977,326
43,317,497
Industrial--13.0%
Allegiant Travel	2,187,733
Columbus McKinnon	1,286,459
Corporate Executive Board	1,173,813
Crane	2,128,658
EMCOR Group	1,326,415
EnerSys	2,696,474
EnPro Industries	2,077,169
Exponent	1,012,559
GeoEye	1,457,368
Interline Brands	1,763,309
Kforce	2,660,316
Middleby	1,678,270
Mueller Industries	2,366,499
Teledyne Technologies	2,749,664
Werner Enterprises	2,714,938
29,279,644
Materials--3.9%
AMCOL International	81,530
Arch Chemicals	2,699,099
Intrepid Potash	2,925,028
Schnitzer Steel Industries, Cl. A	2,990,206
8,695,863
Technology--28.4%
Acxiom	2,457,938
Blackboard	1,672,237
CACI International, Cl. A	2,940,204
CommScope	1,013,713
Commvault Systems	2,595,548

Compellent Technologies	1,134,777
Constant Contact	2,100,192
Entropic Communications	2,147,462
Harmonic	4,760,806
Infinera	2,018,482
Ixia	1,056,804
KEMET	811,231
Mellanox Technologies	1,331,791
Mentor Graphics	2,128,320
Netgear	3,144,028
NetScout Systems	4,293,896
OmniVision Technologies	4,715,985
PMC-Sierra	2,383,124
QLogic	1,876,795
Quality Systems	1,205,791
Quest Software	2,269,687
Rackspace Hosting	2,221,629
Sonic Solutions	2,613,150
Sourcefire	2,080,779
SuccessFactors	1,674,757
Terremark Worldwide	1,951,565
Triquint Semiconductor	1,635,080
Ultratech	1,467,939
Vocus	2,216,396
63,920,106
Total Common Stocks
(cost $175,841,554)	222,065,269

Other Investment--1.6%	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,661,711)	3,661,711
Investment of Cash Collateral for
Securities Loaned--27.6%	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $62,319,498)	62,319,498
Total Investments (cost $241,822,763)	288,046,478
Liabilities, Less Cash and Receivables	(62,517,093)
Net Assets	225,529,385

a	Non-income producing security.
b	Security, or portion thereof, on loan. At December 31, 2010, the market value of the fund's and the market value of the collateral held by the fund was $62,319,498.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $241,822,763. Net unrealized appreciation on investments was $46,223,715 of which $47,064,493 related to appreciated investment securities and $840,778 related to depreciated investment

Portfolio Summary (Unaudited) †	Value

Money Market Investments	29.2
Technology	28.4
Health Care	19.2
Industrial	13.0
Consumer Discretionary	12.5
Financial	9.5
Energy	5.3
Materials	3.9
Consumer Staples	3.5
Exchange Traded Funds	3.2
127.7

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	212,403,657	-	-	212,403,657
Equity Securities - Foreign+	2,413,620	-	-	2,413,620
Mutual Funds/Exchange Traded Funds	73,229,201	-	-	73,229,201

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
December 31, 2010 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Consumer Discretionary--12.8%
99 Cents Only Stores	77,920	a	1,242,045
Aaron's	91,960	b	1,875,064
Cato, Cl. A	7,400		202,834
Cheesecake Factory	41,110	a,b	1,260,433
Citi Trends	62,650	a	1,538,057
Jarden	39,000		1,203,930
JOS. A. Bank Clothiers	33,860	a,b	1,365,235
Lions Gate Entertainment	222,852	a	1,450,767
P.F. Chang's China Bistro	25,860	b	1,253,176
Papa John's International	4,510	a	124,927
Tractor Supply	37,210		1,804,313
Ulta Salon, Cosmetics & Fragrance	42,260	a,b	1,436,840
VistaPrint	42,210	a	1,941,660
Vitamin Shoppe	77,800	a	2,617,192
Warnaco Group	47,320	a	2,605,912
WMS Industries	31,720	a	1,435,013
			23,357,398
Consumer Staples--3.6%
Casey's General Stores	44,440		1,889,144
Inter Parfums	78,850		1,486,323
Nu Skin Enterprises, Cl. A	41,520	b	1,256,395
United Natural Foods	53,130	a,b	1,948,808
			6,580,670
Energy--5.4%
Brigham Exploration	38,550	a,b	1,050,102
Dril-Quip	11,580	a,b	899,998
Gulfport Energy	133,680	a	2,894,172
Northern Oil and Gas	51,810	a,b	1,409,750
Oil States International	51,540	a,b	3,303,199
Pioneer Drilling	39,280	a	346,057

			9,903,278
Exchange Traded Funds--2.8%
iShares Russell 2000 Growth Index
Fund	59,030	b	5,160,403
Financial--9.6%
Arch Capital Group	15,640	a	1,377,102
Dime Community Bancshares	91,120		1,329,441
Hatteras Financial	56,080	b	1,697,542
Hersha Hospitality Trust	279,680	b,c	1,845,888
MarketAxess Holdings	76,520	b	1,592,381
MFA Financial	208,160	c	1,698,586
Portfolio Recovery Associates	35,070	a,b	2,637,264
Resolute Energy	47,570	a,b	702,133
Signature Bank	42,350	a	2,117,500
Sterling Bancshares	226,880	b	1,592,698
World Acceptance	17,110	a,b	903,408
			17,493,943
Health Care--19.3%
Alexion Pharmaceuticals	20,420	a	1,644,831
Allscripts Healthcare Solutions	67,670	a	1,304,001
Amylin Pharmaceuticals	95,480	a,b	1,404,511
Analogic	33,320		1,649,673
Catalyst Health Solutions	32,260	a	1,499,767
Centene	44,330	a	1,123,322
Chemed	20,630		1,310,211
Cooper	59,590	b	3,357,301
Emergency Medical Services, Cl. A	21,088	a	1,362,496
HeartWare International	9,360	a,b	819,655
MAP Pharmaceuticals	100,730	a,b	1,686,220
Medicis Pharmaceutical, Cl. A	40,270		1,078,833
Mednax	15,470	a	1,040,976
Nektar Therapeutics	107,170	a,b	1,377,135
PerkinElmer	72,690		1,876,856
Pharmasset	28,360	a	1,231,108
PSS World Medical	38,100	a,b	861,060
RehabCare Group	55,760	a,b	1,321,512
Salix Pharmaceuticals	54,220	a	2,546,171

SXC Health Solutions	43,970	a	1,884,554
Theravance	36,340	a,b	911,044
Thermo Fisher Scientific	26,690	a	1,477,558
United Therapeutics	15,180	a,b	959,680
Volcano	60,830	a	1,661,267
			35,389,742
Industrial--13.1%
Allegiant Travel	35,760	b	1,760,822
Columbus McKinnon	50,900	a	1,034,288
Corporate Executive Board	25,100		942,505
Crane	41,920		1,721,654
EMCOR Group	38,360	a	1,111,673
EnerSys	69,750	a	2,240,370
EnPro Industries	41,880	a,b	1,740,533
Exponent	21,650	a	812,524
GeoEye	27,790	a	1,178,018
Interline Brands	66,450	a	1,513,067
Kforce	136,640	a,b	2,210,835
Middleby	16,030	a	1,353,253
Mueller Industries	60,410		1,975,407
Teledyne Technologies	50,788	a	2,233,148
Werner Enterprises	96,790	b	2,187,454
			24,015,551
Materials--3.9%
AMCOL International	2,150	b	66,650
Arch Chemicals	56,770		2,153,286
Intrepid Potash	64,230	a,b	2,395,137
Schnitzer Steel Industries, Cl. A	37,440	b	2,485,642
			7,100,715
Technology--28.6%
Acxiom	118,210	a	2,027,301
Blackboard	33,300	a,b	1,375,290
CACI International, Cl. A	44,274	a,b	2,364,232
CommScope	25,960	a	810,471
Commvault Systems	74,390	a	2,129,042
Compellent Technologies	33,080	a,b	912,677
Constant Contact	54,970	a,b	1,703,520

Entropic Communications	152,890	a,b	1,846,911
Harmonic	450,010	a,b	3,856,586
Infinera	162,020	a	1,673,667
Ixia	51,700	a,b	867,526
KEMET	45,480	a	663,098
Mellanox Technologies	42,617	a,b	1,115,287
Mentor Graphics	144,240	a	1,730,880
Netgear	75,450	a	2,541,156
NetScout Systems	155,640	a	3,581,276
OmniVision Technologies	129,020	a	3,820,282
PMC-Sierra	229,440	a,b	1,970,890
QLogic	94,370	a	1,606,177
Quality Systems	13,910	b	971,196
Quest Software	67,860	a	1,882,436
Rackspace Hosting	58,810	a,b	1,847,222
Sonic Solutions	140,090	a	2,101,350
Sourcefire	69,451	a,b	1,800,864
SuccessFactors	46,630	a	1,350,405
Terremark Worldwide	119,550	a,b	1,548,173
Triquint Semiconductor	114,460	a	1,338,037
Ultratech	61,870	a	1,229,976
Vocus	65,610	a	1,814,773
			52,480,701
Total Common Stocks
(cost $147,954,721)			181,482,401

Other Investment--1.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,011,202)	3,011,202	[d]	3,011,202
Investment of Cash Collateral for
Securities Loaned--26.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $48,055,924)	48,055,924	[d]	48,055,924

Total Investments (cost $199,021,847)	127.0%	232,549,527
Liabilities, Less Cash and Receivables	(27.0%)	(49,493,038)
Net Assets	100.0%	183,056,489

a Non-income producing security.
b Security, or portion thereof, on loan. At December 31, 2010, the market value of the fund's securities on loan was $46,661,299 and the market value of the collateral held by the fund was $48,055,924.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $199,021,847. Net unrealized appreciation on investments was $33,527,680 of which $33,915,861 related to appreciated investment securities and $388,181 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Technology	28.6
Money Market Investments	27.9
Health Care	19.3
Industrial	13.1
Consumer Discretionary	12.8
Financial	9.6
Energy	5.4
Materials	3.9
Consumer Staples	3.6
Exchange Traded Funds	2.8
127.0

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	173,149,230	-	-	173,149,230
Equity Securities - Foreign+	3,172,768	-	-	3,172,768
Mutual Funds/Exchange Traded Funds	56,227,529	-	-	56,227,529

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on the exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2010 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Consumer Discretionary--13.8%
99 Cents Only Stores	64,250	a	1,024,145
Bebe Stores	414,920	b	2,472,923
Big 5 Sporting Goods	137,850	b	2,104,969
Callaway Golf	259,390	b	2,093,277
Cavco Industries	40,312	a,b	1,882,167
Chico's FAS	166,060		1,997,702
Children's Place Retail Stores	80,320	a,b	3,987,085
Drew Industries	41,050	b	932,656
Ethan Allen Interiors	211,140	b	4,224,911
Express	51,580		969,704
Foot Locker	276,760	b	5,430,031
Furniture Brands International	259,390	a,b	1,333,265
Jack in the Box	172,430	a,b	3,643,446
Jones Group	162,440		2,524,318
MDC Holdings	104,050	b	2,993,518
Meredith	137,740	b	4,772,691
Meritage Homes	69,040	a	1,532,688
OfficeMax	450,714	a,b	7,977,638
Ryland Group	261,060		4,445,852
Talbots	216,240	a,b	1,842,365
Thor Industries	117,470	b	3,989,281
Timberland, Cl. A	117,290	a	2,884,161
Williams-Sonoma	122,252	b	4,363,174
			69,421,967
Consumer Staples--5.0%
BJ's Wholesale Club	98,790	a	4,732,041
Casey's General Stores	59,843	b	2,543,926
Flowers Foods	122,240	b	3,289,478
Hain Celestial Group	76,790	a,b	2,077,937
Lancaster Colony	56,990	b	3,259,828
Sanderson Farms	18,710	b	732,497
Snyders-Lance	142,680	b	3,344,419
Spartan Stores	190,600	b	3,230,670
Winn-Dixie Stores	254,030	a,b	1,821,395
			25,032,191
Energy--7.2%
Berry Petroleum, Cl. A	45,840	b	2,003,208
Cal Dive International	434,890	a	2,465,826
Comstock Resources	160,930	a,b	3,952,441
Dawson Geophysical	19,090	a,b	608,971
Frontier Oil	259,170	a,b	4,667,652
Matrix Service	249,290	a	3,036,352
Newpark Resources	295,030	a,b	1,817,385
Penn Virginia	217,610	b	3,660,200
Tesco	108,440	a	1,722,027
Tidewater	103,750	b	5,585,900
Unit	146,470	a,b	6,807,926

			36,327,888
Financial--28.4%
Aspen Insurance Holdings	121,600		3,480,192
Associated Banc-Corp	263,340	b	3,989,601
BioMed Realty Trust	259,260	b,c	4,835,199
Brandywine Realty Trust	237,170	b,c	2,763,030
Brookline Bancorp	345,600	b	3,749,760
Cardinal Financial	38,030	b	442,289
CBL & Associates Properties	201,770	b,c	3,530,975
Citizens Republic Bancorp	2,244,370	a	1,380,288
City National	77,677	b	4,766,261
CVB Financial	421,080	b	3,650,764
DCT Industrial Trust	775,890	b,c	4,119,976
DiamondRock Hospitality	443,431	a,b,c	5,321,172
E*TRADE Financial	366,471	a	5,863,536
Entertainment Properties Trust	64,270	b,c	2,972,487
First American Financial	339,220	b	5,067,947
Fulton Financial	198,180	b	2,049,181
Glacier Bancorp	244,920	b	3,700,741
Hanover Insurance Group	92,960	b	4,343,091
Inland Real Estate	381,110	b,c	3,353,768
Investment Technology Group	231,761	a,b	3,793,928
Janus Capital Group	198,060		2,568,838
Lakeland Financial	33,960		728,782
LaSalle Hotel Properties	204,890	b,c	5,409,096
Lexington Realty Trust	599,380	b,c	4,765,071
MGIC Investment	1,087,940	a,b	11,086,109
National Health Investors	81,570	b,c	3,672,281
National Penn Bancshares	457,720	b	3,675,492
Omega Healthcare Investors	215,760	b,c	4,841,654
PacWest Bancorp	180,800	b	3,865,504
Piper Jaffray	94,550	a	3,310,195
Protective Life	155,010	b	4,129,466
Provident Financial Services	214,540		3,245,990
Southwest Bancorp	121,107	b	1,501,727
SVB Financial Group	123,890	a,b	6,572,365
Urstadt Biddle Properties, Cl. A	52,560	b,c	1,022,292
Viad	107,930	b	2,748,977
Washington Trust Bancorp	35,650	b	780,022
Webster Financial	242,790	b	4,782,963
Whitney Holding	107,980	b	1,527,917
			143,408,927
Health Care--9.2%
Air Methods	42,800	a,b	2,408,356
AMERIGROUP	108,770	a,b	4,777,178
Assisted Living Concepts, Cl. A	43,460	a,b	1,413,754
Haemonetics	96,530	a,b	6,098,765
Kensey Nash	100,514	a,b	2,797,305
LifePoint Hospitals	151,940	a,b	5,583,795
Mednax	86,163	a,b	5,797,908
Omnicell	243,200	a	3,514,240
PAREXEL International	93,100	a	1,976,513
RehabCare Group	213,960	a,b	5,070,852
STERIS	197,110	b	7,186,631
			46,625,297

Industrial--16.1%
Apogee Enterprises	119,440	b	1,608,857
Astec Industries	118,430	a,b	3,838,316
Atlas Air Worldwide Holdings	48,890	a	2,729,529
Brink's	240,870		6,474,586
Carlisle	26,200	b	1,041,188
Clean Harbors	66,340	a,b	5,577,867
Columbus McKinnon	111,740	a,b	2,270,557
Comfort Systems USA	143,490	b	1,889,763
Duff & Phelps, Cl. A	147,280	b	2,483,141
FTI Consulting	208,720	a,b	7,781,082
Granite Construction	183,064	b	5,021,446
Heartland Express	151,840	b	2,432,477
Heidrick & Struggles International	83,410		2,389,696
Huron Consulting Group	46,390	a	1,227,015
Marten Transport	107,820		2,305,192
McGrath Rentcorp	72,960		1,913,011
Mueller Industries	118,240		3,866,448
Resources Connection	99,250	b	1,845,058
RSC Holdings	273,600	a,b	2,664,864
Simpson Manufacturing	49,300		1,523,863
Spirit Aerosystems Holdings, Cl. A	260,080	a,b	5,412,265
Steelcase, Cl. A	388,840	b	4,110,039
Team	75,020	a	1,815,484
Tetra Tech	108,080	a,b	2,708,485
Thomas & Betts	80,180	a	3,872,694
Waste Connections	91,898	b	2,529,952
			81,332,875
Materials--4.0%
Carpenter Technology	124,190	b	4,997,406
Coeur d'Alene Mines	278,600	a,b	7,611,352
Louisiana-Pacific	439,800	a,b	4,160,508
Packaging Corp. of America	89,560	b	2,314,230
Wausau Paper	154,600	b	1,331,106
			20,414,602
Technology--11.7%
Arris Group	227,980	a,b	2,557,936
Aspen Technology	250,768	a	3,184,754
Atheros Communications	69,310	a,b	2,489,615
Aviat Networks	211,750	a,b	1,073,572
Avid Technology	172,940	a,b	3,019,532
Cadence Design Systems	649,440	a	5,364,374
Checkpoint Systems	96,870	a,b	1,990,678
CoreLogic	272,500		5,046,700
Cymer	105,690	a,b	4,763,448
Diebold	192,940	b	6,183,727
JDA Software Group	88,560	a,b	2,479,680
MKS Instruments	94,310	a	2,309,652
NetScout Systems	159,250	a,b	3,664,342
Pegasystems	34,520	b	1,264,468
QLogic	236,360	a,b	4,022,847
Sonus Networks	925,577	a	2,471,291
Tekelec	269,670	a	3,211,770
Websense	183,640	a,b	3,718,710
			58,817,096

Utilities--3.9%
El Paso Electric	180,400	a,b	4,966,412
Hawaiian Electric Industries	155,260	b	3,538,375
PNM Resources	163,180	b	2,124,604
Portland General Electric	215,450	b	4,675,265
WGL Holdings	119,400	b	4,270,938
			19,575,594
Total Common Stocks
(cost $432,335,598)			500,956,437

Other Investment--.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,841,146)	3,841,146	[d]	3,841,146
Investment of Cash Collateral for
Securities Loaned--23.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $115,828,903)	115,828,903	[d]	115,828,903
Total Investments (cost $552,005,647)	123.1%		620,626,486
Liabilities, Less Cash and Receivables	(23.1%)		(116,312,236)
Net Assets	100.0%		504,314,250

a	Non-income producing security.
b	Security, or portion thereof, on loan. At December 31, 2010, the market value of the fund's securities on loan was
$112,088,258 and the market value of the collateral held by the fund was $115,828,903.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $552,005,647. Net unrealized appreciation on investments was $68,620,839 of which $87,583,597 related to appreciated investment securities and $18,962,758 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic†	500,956,437	-	-	500,956,437
Mutual Funds	119,670,049	-	-	119,670,049

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
December 31, 2010 (Unaudited)

Common Stocks--98.5%	Shares		Value ($)
Consumer Discretionary--14.9%
Abercrombie & Fitch, Cl. A	59,490	a	3,428,409
Choice Hotels International	109,690	a	4,197,836
Guess?	97,620		4,619,378
Jarden	90,660		2,798,674
Lear	48,295	b	4,767,199
Lions Gate Entertainment	544,248	b	3,543,054
P.F. Chang's China Bistro	64,990	a	3,149,415
PetSmart	175,286	a	6,979,889
Tractor Supply	94,210	a	4,568,243
Ulta Salon, Cosmetics & Fragrance	93,530	a,b	3,180,020
VistaPrint	161,040	b	7,407,840
Vitamin Shoppe	106,270	b	3,574,923
Williams-Sonoma	195,830	a	6,989,173
WMS Industries	79,410	a,b	3,592,508
Wolverine World Wide	180,660	a	5,759,441
			68,556,002
Consumer Staples--5.1%
Casey's General Stores	110,670		4,704,582
Estee Lauder, Cl. A	46,580	a	3,759,006
Green Mountain Coffee Roasters	128,030	a,b	4,207,066
Hansen Natural	77,720	b	4,063,202
Whole Foods Market	130,810	a	6,617,678
			23,351,534
Energy--5.1%
Brigham Exploration	149,100	a,b	4,061,484
Complete Production Services	115,540	a,b	3,414,207
Concho Resources	39,870	a,b	3,495,403
Oil States International	102,820	a,b	6,589,734
Patterson-UTI Energy	267,290	a	5,760,100
			23,320,928
Exchange Traded Funds--1.0%
iShares Russell 2000 Growth Index
Fund	52,380		4,579,060
Financial--8.2%
Arch Capital Group	39,350	b	3,464,767
Huntington Bancshares	1,766,290	a	12,134,412
KeyCorp	754,680	a	6,678,918
MFA Financial	601,690	a,c	4,909,790
Och-Ziff Capital Management Group,
Cl. A	278,520		4,339,342
Signature Bank	123,600	a,b	6,180,000
			37,707,229
Health Care--19.5%
Alexion Pharmaceuticals	77,350	a,b	6,230,542
Allscripts Healthcare Solutions	259,900	b	5,008,273
AmerisourceBergen	88,310		3,013,137
Amylin Pharmaceuticals	311,560	a,b	4,583,048

Catalyst Health Solutions	56,716	a,b	2,636,727
Centene	105,890	a,b	2,683,253
Cooper	148,480	a	8,365,363
Emergency Medical Services, Cl. A	53,225	a,b	3,438,867
Endo Pharmaceuticals Holdings	122,760	b	4,383,760
Medicis Pharmaceutical, Cl. A	101,970	a	2,731,776
Mednax	37,360	b	2,513,954
Nektar Therapeutics	271,170	a,b	3,484,535
PerkinElmer	133,319	a	3,442,297
Pharmasset	68,160	a,b	2,958,826
PSS World Medical	95,490	a,b	2,158,074
Resmed	117,880	a,b	4,083,363
Salix Pharmaceuticals	90,710	a,b	4,259,742
SXC Health Solutions	120,080	b	5,146,629
Thermo Fisher Scientific	66,000	b	3,653,760
United Therapeutics	93,420	a,b	5,906,012
Universal Health Services, Cl. B	105,470		4,579,507
Volcano	152,154	a,b	4,155,326
			89,416,771
Industrial--15.3%
AMETEK	85,413		3,352,460
Corporate Executive Board	60,290	a	2,263,890
Crane	105,050		4,314,404
EMCOR Group	96,670	b	2,801,497
EnerSys	212,320	b	6,819,718
GeoEye	69,680	b	2,953,735
IDEX	199,730		7,813,438
Jacobs Engineering Group	98,500	b	4,516,225
Middleby	30,890	a,b	2,607,734
Mueller Industries	142,590		4,662,693
Roper Industries	89,365	a	6,830,167
Teledyne Technologies	118,360	a,b	5,204,289
Walter Energy	33,360	a	4,264,742
Waste Connections	165,120	a	4,545,754
Werner Enterprises	314,190	a	7,100,694
			70,051,440
Materials--3.8%
CF Industries Holdings	34,430		4,653,214
Cytec Industries	53,280		2,827,037
FMC	41,460		3,312,239
Royal Gold	121,940	a	6,661,582
			17,454,072
Technology--25.6%
Avago Technologies	123,390	a	3,512,913
Blackboard	82,110	a,b	3,391,143
BMC Software	101,350	b	4,777,639
CACI International, Cl. A	62,800	a,b	3,353,520
Commvault Systems	224,570	a,b	6,427,193
Constant Contact	135,890	a,b	4,211,231
Cree	80,940	a,b	5,333,137
Cypress Semiconductor	388,200	a,b	7,212,756
Harris	88,410		4,004,973
IAC/InterActiveCorp	329,670	a,b	9,461,529
Ingram Micro, Cl. A	170,210	b	3,249,309
LSI	574,550	b	3,441,555

Mentor Graphics	357,060	b	4,284,720
Netgear	189,130	b	6,369,898
OmniVision Technologies	317,290	a,b	9,394,957
PMC-Sierra	571,390	b	4,908,240
QLogic	235,360	a,b	4,005,827
Quality Systems	33,270	a	2,322,911
Quest Software	171,950	b	4,769,893
Rackspace Hosting	147,710	a,b	4,639,571
SuccessFactors	116,690	a,b	3,379,342
Synopsys	161,040	b	4,333,586
Teradata	79,430	b	3,269,339
Terremark Worldwide	303,920	a,b	3,935,764
Triquint Semiconductor	289,750	a,b	3,387,178
			117,378,124
Total Common Stocks
(cost $369,980,212)			451,815,160

Other Investment--1.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,829,053)	8,829,053	[d]	8,829,053
Investment of Cash Collateral for
Securities Loaned--28.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $132,262,342)	132,262,342	[d]	132,262,342
Total Investments (cost $511,071,607)	129.2%		592,906,555
Liabilities, Less Cash and Receivables	(29.2%)		(133,963,868)
Net Assets	100.0%		458,942,687

a	Security, or portion thereof, on loan. At December 31, 2010, the market value of the fund's securities on loan was
$128,037,301 and the market value of the collateral held by the fund was $132,262,342.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $511,071,607. Net unrealized appreciation on investments was $81,834,948 of which $82,732,461 related to appreciated investment securities and $897,513 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	30.7
Technology	25.6
Health Care	19.5
Industrial	15.3
Consumer Discretionary	14.9
Financial	8.2
Consumer Staples	5.1
Energy	5.1
Materials	3.8

Exchange Traded Funds	1.0
129.2

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	436,315,347	-	-	436,315,347
Equity Securities - Foreign+	10,920,753	-	-	10,920,753
Mutual Funds/Exchange Traded Funds	145,670,455	-	-	145,670,455

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Intermediate Tax Exempt Bond Fund
December 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.4%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--2.0%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/13	1,000,000	1,088,180
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	1,000,000	1,117,220
Alaska--1.0%
Alaska Student Loan Corporation,
Education Loan Revenue	5.25	6/1/14	1,000,000	1,088,230
California--15.6%
California,
Economic Recovery Bonds	5.00	7/1/18	1,500,000	1,663,575
California,
GO	5.00	10/1/11	70,000	70,228
California,
GO (Insured; AMBAC)	6.00	4/1/16	1,000,000	1,141,430
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,138,760
California,
GO (Various Purpose)	5.00	10/1/17	1,500,000	1,628,790
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/14	1,250,000	1,381,037
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/17	1,000,000	1,130,920
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	1,250,000	1,234,887
California Statewide Communities

Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	1,000,000	1,074,940
Golden State Tobacco,
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/20	500,000	499,960
Golden State Tobacco,
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	4.60	6/1/23	750,000	708,000
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,298,537
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,128,920
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000	1,048,950
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000	1,105,810
Colorado--3.5%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.80	2/1/31	950,000	979,194
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	630,000	667,737
Platte River Power Authority,
Power Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/1/13	2,000,000	2,189,920
Florida--11.5%
Broward County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National

Public Finance Guarantee Corp.)	5.00	7/1/13	1,000,000	1,069,540
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/14	1,000,000	1,048,490
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/15	2,000,000	2,089,940
Florida Housing Finance
Corporation, Homeowner
Mortgage Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.75	1/1/17	10,000	10,015
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	1,000,000	1,049,100
Hillsborough County,
Capacity Assessment Special
Assessment Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	3/1/13	1,000,000	1,055,220
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000	1,108,260
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,035,580
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/19	2,000,000	2,276,600
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/14	100,000	111,590
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/18	1,000,000	1,104,860

South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	809,055
Georgia--2.0%
Atlanta,
Airport General Revenue	5.00	1/1/16	1,000,000	1,088,830
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	1,000,000	1,148,820
Hawaii--1.9%
Hawaii,
Harbor System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/14	1,000,000	1,058,590
Honolulu City and County Board of
Water Supply, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/14	1,000,000	1,093,330
Illinois--7.5%
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/19	2,000,000	2,185,780
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)	7.88	12/1/14	100,000	124,714
Cook County Community High School
District Number 219, GO School
Bonds (Insured; National
Public Finance Guarantee Corp.)	7.88	12/1/14	650,000	796,348
Illinois,
GO	5.00	1/1/18	1,000,000	1,010,000
Illinois,
GO	5.00	1/1/20	500,000	491,830
Illinois,
Sales Tax Revenue	5.00	6/15/15	1,000,000	1,091,280
Northern Illinois University Board
of Trustees, Auxiliary
Facilities System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/17	1,500,000	1,622,445

Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/17	1,000,000		1,023,640
Indiana--2.0%
Indiana Finance Authority,
State Revolving Fund Program
Revenue	5.00	2/1/19	1,000,000		1,149,320
Indianapolis Airport Authority,
Special Facilities Revenue
(Federal Express Corporation
Project)	5.10	1/15/17	1,000,000		1,039,980
Louisiana--1.4%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/1/14	1,500,000		1,589,460
Maryland--1.9%
Anne Arundel County,
GO	5.00	3/1/13	1,000,000		1,090,320
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.13	6/1/20	1,000,000		998,850
Massachusetts--3.5%
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	3/1/15	1,000,000	a	1,142,670
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/15	1,500,000		1,653,330
Massachusetts Health and
Educational Facilities
Authority, Revenue (Lahey
Clinic Medical Center Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/14	1,000,000		1,073,570
Michigan--3.8%
Detroit,
Sewage Disposal System Second

Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/13	1,000,000		1,058,480
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000		1,067,780
Detroit School District,
School Building and Site
Improvement Bonds (Insured;
Assured Guaranty Municipal
Corp.)	5.00	5/1/14	1,000,000		1,073,340
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/16	1,000,000		1,038,310
Missouri--.5%
Saint Louis Board of Education,
GO (Missouri Direct Deposit
Program) (Prerefunded)	5.25	4/1/12	500,000	a	528,875
New Jersey--2.8%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000		995,410
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center
Issue)	5.00	7/1/16	1,000,000		1,037,430
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/16	1,000,000		1,108,210
New Mexico--1.4%
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	380,000		400,383
New Mexico,
Severance Tax Bonds	5.00	7/1/15	1,000,000		1,136,570
New York--6.8%
Metropolitan Transportation
Authority, Transportation

Revenue	5.25	11/15/14	1,000,000	1,103,860
New York City,
GO	5.00	8/1/21	2,000,000	2,178,300
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/19	1,000,000	1,088,980
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/14	1,000,000	1,065,890
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	1,000,000	1,046,250
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp.)	5.00	10/1/13	1,000,000	1,086,720
Ohio--2.3%
Cleveland,
Waterworks Improvement First
Mortgage Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/13	1,030,000	1,054,596
Franklin County,
Revenue (Trinity Health Credit
Group)	5.00	6/1/14	1,340,000	1,465,504
Pennsylvania--3.0%
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/15	1,000,000	1,117,560
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,139,670
Philadelphia School District,
GO	5.00	9/1/14	1,000,000	1,090,560

Rhode Island--.1%
Rhode Island Housing and Mortgage
Finance Corporation,
Homeownership Opportunity Bonds	4.95	10/1/16	75,000	75,097
South Dakota--2.5%
South Dakota Conservancy District,
Revenue (State Revolving Fund
Program)	5.00	8/1/17	2,370,000	2,730,501
Tennessee--1.0%
Memphis,
Electric System Subordinate
Revenue	5.00	12/1/17	1,000,000	1,152,790
Texas--9.3%
Dallas Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.25	2/15/16	1,000,000	1,160,630
Harris County Health Facilities
Development Corporation, HR
(Memorial Hospital System
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	6/1/13	1,000,000	1,083,840
Lower Colorado River Authority,
Revenue	5.00	5/15/15	1,000,000	1,119,630
Midlothian Development Authority,
Tax Increment Contract Revenue
(Insured; Radian)	5.00	11/15/13	530,000	539,895
Pasadena Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,360,000	1,543,899
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,000,000	1,075,360
San Manuel Entertainment
Authority, Public Improvement
Revenue	4.50	12/1/16	1,000,000	898,860
Stafford Economic Development
Corporation, Sales Tax Revenue

(Insured; National Public
Finance Guarantee Corp.)	6.00	9/1/15	525,000		606,144
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000		1,111,640
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/16	10,000	b	8,845
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/16	1,000,000		1,153,900
Utah--.0%
Utah Housing Finance Agency,
SMFR (Collateralized; FHA)	5.40	7/1/20	55,000		55,036
Washington--3.1%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.50	7/1/15	1,000,000		1,161,360
Energy Northwest,
Electric Revenue (Project
Three)	5.00	7/1/15	1,000,000		1,139,820
NJB Properties,
LR (King County, Washington
Project)	5.00	12/1/14	1,000,000		1,121,120
Wyoming--1.0%
Wyoming Community Development
Authority, Housing Revenue	5.50	12/1/17	1,000,000		1,062,740
U.S. Related--6.0%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/16	500,000		554,250
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	600,000		628,488
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000		1,041,920
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/13	1,750,000		1,845,200
Puerto Rico Public Buildings

Authority, Government
Facilities Revenue	5.00	7/1/12	1,000,000		1,028,310
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/22	1,500,000		1,596,645
Total Long-Term Municipal Investments
(cost $105,819,566)					108,005,180
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.1%	Rate (%)	Date	Amount ($)		Value ($)
California--.2%
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.28	1/1/11	200,000	c	200,000
New York--.9%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.28	1/1/11	1,000,000	c	1,000,000
Total Short-Term Municipal Investments
(cost $1,200,000)					1,200,000
Total Investments (cost $107,019,566)			98.5%		109,205,180
Cash and Receivables (Net)			1.5%		1,651,773
Net Assets			100.0%		110,856,953

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Variable rate demand note - rate shown is the interest rate in effect at December 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $107,019,566. Net unrealized appreciation on investments was $2,185,614 of which $2,902,877 related to appreciated investment securities and $717,263 related to depreciated investment securities.

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	109,205,180	-	109,205,180

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2010 (Unaudited)

Common Stocks--95.3%	Shares		Value ($)
Australia--7.5%
AMP	933,473		5,050,651
MacArthur Coal	330,906		4,332,161
Newcrest Mining	245,007		10,133,969
QBE Insurance Group	325,727		6,046,727
Santos	419,088		5,636,648
White Energy	1,617,139	a	5,689,783
Woodside Petroleum	56,776		2,471,476
WorleyParsons	162,200		4,436,109
			43,797,524
Belgium--1.0%
Anheuser-Busch InBev	107,018		6,120,789
Brazil--4.0%
Banco Santander Brasil, ADR	537,872		7,315,059
Hypermarcas	464,467	a	6,303,880
Natura Cosmeticos	148,536		4,267,278
Rossi Residencial	326,961		2,913,104
Tele Norte Leste Participacoes, ADR	182,234	b	2,678,840
			23,478,161
Canada--4.1%
Barrick Gold	109,844		5,868,363
Potash Corporation of Saskatchewan	57,389		8,914,544
Yamana Gold	712,101		9,145,660
			23,928,567
China--1.6%
Mindray Medical International, ADR	105,628	b	2,788,579
Sands China	3,091,200	a	6,792,622
			9,581,201
France--4.5%
Air Liquide	36,607		4,629,624
BNP Paribas	83,038		5,283,016
L'Oreal	42,734		4,744,352
Thales	127,127		4,448,332
Total	133,688		7,083,411
			26,188,735
Germany--4.1%
Bayer	113,388		8,379,133
Fresenius Medical Care & Co.	79,854		4,613,056
Gerry Weber International	74,621		3,664,589
K+S	97,278		7,326,431
			23,983,209
Hong Kong--5.9%
AIA Group	608,000		1,709,140
Belle International Holdings	2,161,000		3,653,193
GOME Electrical Appliances Holdings	10,661,000	a	3,840,418
Hongkong Land Holdings	763,000		5,508,860

Huabao International Holdings	2,780,000		4,499,331
Jardine Matheson Holdings	138,000		6,072,000
Man Wah Holdings	3,631,200		5,895,655
New World Development	1,662,000		3,121,809
			34,300,406
Japan--23.4%
Asahi Breweries	333,700		6,465,206
Canon	84,000		4,355,709
Canon Marketing Japan	244,000		3,474,122
DON Quijote	148,900		4,535,407
Fast Retailing	21,000		3,344,377
Fuji Machine Manufacturing	181,700		3,603,116
INPEX	1,149		6,729,271
JFE Holdings	141,300		4,921,744
Lawson	92,300		4,564,411
Makita	151,000		6,174,652
Mitsubishi	287,000		7,769,750
Nintendo	16,900		4,960,303
Nomura Holdings	1,099,600		6,974,923
Otsuka Holdings	135,800		3,345,240
Santen Pharmaceutical	128,200		4,452,814
Softbank	194,000		6,716,763
Sony	231,000		8,327,836
Sumco	260,529		3,722,301
Sumitomo Mitsui Financial Group	417,100		14,857,165
Toshiba	1,053,000		5,732,553
Towa Pharmaceutical	108,400		6,021,481
Toyota Motor	400,700		15,891,785
			136,940,929
Luxembourg--.6%
Millicom International Cellular, SDR	38,089		3,658,456
Norway--.8%
DnB NOR	312,836		4,390,925
Philippines--.6%
Energy Development	25,495,400		3,416,069
Poland--.7%
Telekomunikacja Polska	700,322		3,867,810
Singapore--1.9%
DBS Group Holdings	551,000		6,148,221
Straits Asia Resources	2,696,000		5,230,872
			11,379,093
South Africa--.6%
MTN Group	178,306		3,638,390
Spain--1.7%
Amadeus IT Holding, Cl. A	188,851		3,957,056
Telefonica	254,623		5,772,426
			9,729,482
Switzerland--11.5%
Actelion	108,168	a	5,923,210
Bank Sarasin & Cie, Cl. B	90,994		4,145,823
Lonza Group	37,124		2,975,876
Nestle	215,210		12,601,869

Novartis	167,554		9,847,158
Roche Holding	91,156		13,356,548
Syngenta	25,727		7,525,491
Transocean	54,633	a	3,742,507
Zurich Financial Services	26,485		6,860,606
			66,979,088
Thailand--2.8%
Bangkok Bank	475,500		2,250,789
Bank of Ayudhya	2,065,200		1,620,902
Bank of Ayudhya, NVDR	10,636,500		8,747,670
PTT	348,800		3,654,566
			16,273,927
Turkey--.7%
Turkcell Iletisim Hizmet, ADR	246,296		4,219,050
United Kingdom--17.3%
Anglo American	264,606		13,760,420
Associated British Foods	302,358		5,567,272
BG Group	277,970		5,616,606
BHP Billiton	427,263		16,993,263
BowLeven	1,114,378	a	6,584,803
British American Tobacco	211,033		8,105,391
Bunzl	265,410		2,975,207
Cable & Wireless Communications	2,944,524		2,227,904
Cable & Wireless Worldwide	2,690,647		2,756,088
Carnival	102,030		4,743,584
GlaxoSmithKline	430,667		8,325,960
ICAP	913,912		7,623,058
Imagination Technologies Group	197,771	a	1,111,884
Lloyds Banking Group	3,255,058	a	3,334,227
Standard Chartered	179,109		4,818,406
Vodafone Group	2,539,720		6,565,101
			101,109,174
Total Common Stocks
(cost $474,100,979)			556,980,985

Preferred Stocks--1.0%
Brazil
Petroleo Brasileiro
(cost $5,642,996)	346,423		5,695,111

Other Investment--3.3%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $19,536,956)	19,536,956	[c]	19,536,956

Investment of Cash Collateral for Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $5,025,272)	5,025,272	[c]	5,025,272
Total Investments (cost $504,306,203)	100.5%		587,238,324
Liabilities, Less Cash and Receivables	(.5%)		(2,936,093)
Net Assets	100.0%		584,302,231

ADR - American Depository Receipts
NVDR - Non-Voting Depository Receipts
SDR - Swedish Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At December 31, 2010, the market value of the fund's securities on loan was
$4,850,149 and the market value of the collateral held by the fund was $5,025,272.
c	Investment in affiliated money market mutual fund.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $504,306,203. Net unrealized appreciation on investments was $82,932,121 of which $90,587,553 related to appreciated investment securities and $7,655,432 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.0
Materials	17.8
Health Care	12.0
Consumer Discretionary	11.5
Consumer Staples	10.1
Energy	9.7
Telecommunication Services	7.2
Industrial	4.3
Money Market Investments	4.2
Information Technology	4.1
Utilities	.6
100.5

† Based on net assets.

At December 31, 2010, the fund held the following forward foreign currency exchange contracts: (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring 1/14/2011	2,959,074	4,701,197	4,612,984	(88,213)
Japanese Yen,
Expiring 1/14/2011	404,583,000	4,776,377	4,983,950	207,573

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
British Pound,
Expiring 1/14/2011	3,115,890	4,776,377	4,857,447	(81,070)
Euro,
Expiring 1/4/2011	39,471	52,772	52,746	26
Hong Kong Dollar,
Expiring 1/4/2011	486,581	62,595	62,600	(5)
Japanese Yen,
Expiring 1/14/2011	404,583,000	4,701,197	4,983,950	(282,753)
Japanese Yen,
Expiring 5/13/2011	1,589,128,000	19,127,845	19,603,959	(476,114)
Swiss Franc,
Expiring 1/4/2011	40,045	42,726	42,829	(103)
Gross Unrealized
Appreciation				207,599
Gross Unrealized
Depreciation				(928,258)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	562,676,096	-	-	562,676,096
Mutual Funds	24,562,228	-	-	24,562,228
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	207,599	-	207,599
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(928,258)	-	(928,258)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	February 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)